UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     October 19, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $134,999 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     7200   169292 SH       SOLE                   169292
CEMEX S A                      SPON ADR 5 ORD   151290889    10218   195370 SH       SOLE                   195370
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     9688   138550 SH       SOLE                   138550
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108     5303    71395 SH       SOLE                    71395
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    23354   574087 SH       SOLE                   574087
NETEASE COM INC                SPONSORED ADR    64110W102     1620    18000 SH       SOLE                    18000
NICE SYS LTD                   SPONSORED ADR    653656108     9394   207839 SH       SOLE                   207839
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109    19168   431329 SH       SOLE                   431329
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101    14302   224341 SH       SOLE                   224341
RADWARE LTD                    ORD              M81873107     2622   137640 SH       SOLE                   137640
TELE NORTE LESTE PART S A      SPON ADR PFD     879246106     8203   496220 SH       SOLE                   496220
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     7399   218895 SH       SOLE                   218895
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    12897   245201 SH       SOLE                   245201
ZORAN CORP                     COM              98975F101     3631   253931 SH       SOLE                   253931